Member's Deficit (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Member's equity contribution	$ 1,535,000		$ 1,535,000
Contribution to member's equity	1,150,000		$ 1,150,000
Non-cash settlement of related party debt	$ 385,000
iCap Vault, LLC [Member]
Member's equity contribution		$ 1,535,000
Assumed debt		$ 385,000